Tangible Assets (Details) R in Millions, $ in Millions			12 Months Ended
	Oct. 19, 2017 USD ($)	Oct. 19, 2017 ZAR (R)	Dec. 31, 2017 USD ($) $ / oz	Dec. 31, 2016 USD ($) $ / oz	Dec. 31, 2015 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 4,111	$ 4,058
Additions
Impairment and derecognition of assets			288	3	$ 5
Ending balance			$ 3,742	$ 4,111	4,058
Long-term real gold price used in assumptions | $ / oz			1,240	1,212
Weighted average cost of capital used			7.50%	7.30%
Change in weighted average cost of capital used			0.20%
Bottom of range
Additions
Life of mine plans			2 years
Top of range
Additions
Life of mine plans			42 years
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 1,780	$ 1,794
Additions
Ending balance			1,583	1,780	1,794
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,784	1,814
Additions
Ending balance			1,586	1,784	1,814
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			51	52
Additions
Ending balance			39	51	52
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			2	3
Additions
Ending balance			2	2	3
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			424	327
Additions
Ending balance			464	424	327
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			70	68
Additions
Ending balance			68	70	68
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			11,975	12,067	14,445
Additions
- project capital			156	93	128
- stay-in-business capital			665	611	561
- capitalised leased assets				2	62
Disposals			(21)	(91)	(1,237)
Transfers and other movements			(506)	(1,049)	(801)
Transfer to non-current assets and liabilities held for sale			(1,148)
Translation			293	342	(1,091)
Ending balance			11,414	11,975	12,067
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			5,943	6,282	7,238
Additions
- project capital			28	25	19
- stay-in-business capital			371	363	345
- capitalised leased assets				0	0
Disposals			(1)	(45)	(113)
Transfers and other movements			(168)	(884)	(497)
Transfer to non-current assets and liabilities held for sale			(785)
Translation			174	202	(710)
Ending balance			5,562	5,943	6,282
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			4,576	4,432	5,369
Additions
- project capital			3	4	1
- stay-in-business capital			37	54	57
- capitalised leased assets				2	62
Disposals			(20)	(46)	(772)
Transfers and other movements			(21)	25	(4)
Transfer to non-current assets and liabilities held for sale			(281)
Translation			88	105	(281)
Ending balance			4,382	4,576	4,432
Cost | Mine infrastructure | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			58	61
Additions
Ending balance			56	58	61
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			919	914	958
Additions
- project capital			0	0	0
- stay-in-business capital			0	1	0
- capitalised leased assets				0	0
Disposals			0	0	(25)
Transfers and other movements			(27)	0	0
Transfer to non-current assets and liabilities held for sale			(7)
Translation			7	4	(19)
Ending balance			892	919	914
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			5	5	35
Additions
- project capital			0	0	0
- stay-in-business capital			0	0	0
- capitalised leased assets				0	0
Disposals			0	0	(29)
Transfers and other movements			0	0	(1)
Transfer to non-current assets and liabilities held for sale			0
Translation			0	0	0
Ending balance			5	5	5
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			450	356	757
Additions
- project capital			125	64	102
- stay-in-business capital			257	192	158
- capitalised leased assets				0	0
Disposals			0	0	(291)
Transfers and other movements			(291)	(190)	(298)
Transfer to non-current assets and liabilities held for sale			(72)
Translation			21	28	(72)
Ending balance			490	450	356
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			82	78	88
Additions
- project capital			0	0	6
- stay-in-business capital			0	1	1
- capitalised leased assets				0	0
Disposals			0	0	(7)
Transfers and other movements			1	0	(1)
Transfer to non-current assets and liabilities held for sale			(3)
Translation			3	3	(9)
Ending balance			83	82	78
Assets pledged as security			11	12	8
Cost | Land and buildings | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			7	7
Additions
Ending balance			6	7	7
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			7,864	8,009	9,582
Additions
Amortisation for the year			829	806	740
Impairment and derecognition of assets			253	3	5
Disposals			(21)	(86)	(949)
Transfers and other movements			(516)	(1,037)	(806)
Transfer to non-current assets and liabilities held for sale			(859)
Translation			122	169	(563)
Ending balance			7,672	7,864	8,009
Accumulated amortisation and impairments | TauTona
Additions
Impairment and derecognition of assets			79
Accumulated amortisation and impairments | Kopanang
Additions
Impairment and derecognition of assets			35
Accumulated amortisation and impairments | Surface Operations
Additions
Impairment and derecognition of assets			9
Accumulated amortisation and impairments | Moab Khotsong
Additions
Impairment and derecognition of assets			112
Accumulated amortisation and impairments | Mponeng
Additions
Impairment and derecognition of assets			2
Accumulated amortisation and impairments | First Uranium
Additions
Impairment and derecognition of assets			13
Accumulated amortisation and impairments | Other
Additions
Impairment and derecognition of assets			3
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			4,163	4,488	5,045
Additions
Amortisation for the year			553	546	475
Impairment and derecognition of assets			182	1	4
Disposals			(1)	(43)	(113)
Transfers and other movements			(326)	(964)	(458)
Transfer to non-current assets and liabilities held for sale			(685)
Translation			93	135	(465)
Ending balance			3,979	4,163	4,488
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			2,792	2,618	3,515
Additions
Amortisation for the year			272	254	257
Impairment and derecognition of assets			62	2	1
Disposals			(20)	(43)	(727)
Transfers and other movements			(163)	(70)	(346)
Transfer to non-current assets and liabilities held for sale			(169)
Translation			22	31	(82)
Ending balance			2,796	2,792	2,618
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			868	862	893
Additions
Amortisation for the year			3	4	6
Impairment and derecognition of assets			8	0	0
Disposals			0	0	(25)
Transfers and other movements			(27)	0	0
Transfer to non-current assets and liabilities held for sale			(4)
Translation			5	2	(12)
Ending balance			853	868	862
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			3	2	32
Additions
Amortisation for the year			0	1	1
Impairment and derecognition of assets			0	0	0
Disposals			0	0	(29)
Transfers and other movements			0	0	(1)
Transfer to non-current assets and liabilities held for sale			0
Translation			0	0	(1)
Ending balance			3	3	2
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			26	29	79
Additions
Amortisation for the year			0	0	0
Impairment and derecognition of assets			1	0	0
Disposals			0	0	(49)
Transfers and other movements			0	(3)	(1)
Transfer to non-current assets and liabilities held for sale			(1)
Translation			0	0	0
Ending balance			26	26	29
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			12	10	18
Additions
Amortisation for the year			1	1	1
Impairment and derecognition of assets			0	0	0
Disposals			0	0	(6)
Transfers and other movements			0	0	0
Transfer to non-current assets and liabilities held for sale			0
Translation			2	1	(3)
Ending balance			15	$ 12	$ 10
Disposal groups classified as held for sale
Additions
Impairment and derecognition of assets			35
Ending balance			289
Disposal groups classified as held for sale | Moab Khotsong
Additions
Ending balance			277
Consideration received in sale	$ 300
Disposal groups classified as held for sale | Kopanang
Additions
Ending balance			$ 12
Consideration received in sale | R		R 100